Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.4%
Communication Services - 14.8%
665,340	Comcast Corp.	31,151,219
993,050	Interpublic Group of Companies, Inc.	35,203,623
834,872	Omnicom Group, Inc.	70,863,934
1,075,490	Verizon Communications, Inc.	54,785,461
		192,004,237
Consumer Discretionary - 15.0%
6,885	AutoZone, Inc.*	14,076,933
849,330	eBay, Inc.	48,632,636
968,870	Gentex Corp.	28,261,938
1,387,429	Harley-Davidson, Inc.	54,664,702
399,440	Polaris, Inc.	42,069,021
232,350	Tempur Sealy International, Inc.	6,487,212
		194,192,442
Consumer Staples - 13.7%
1,313,400	Campbell Soup Co.	58,538,238
953,101	Kellogg Co.	61,465,484
472,120	Kimberly-Clark Corp.	58,146,299
		178,150,021
Financials - 12.1%
236,930	American Express Co.	44,305,910
178,220	Ameriprise Financial, Inc.	53,530,158
18,580	BlackRock, Inc.	14,198,279
743,160	SEI Investments Co.	44,745,664
		156,780,011
Health Care - 15.9%
176,291	AmerisourceBergen Corp.	27,273,981
294,315	Amgen, Inc.	71,171,254
179,940	Biogen, Inc.*	37,895,364
859,385	Merck & Co., Inc.	70,512,539
		206,853,138
Industrials - 13.9%
135,645	Cummins, Inc.	27,822,146
1,233,004	Flowserve Corp.	44,264,844
137,544	Ingersoll Rand, Inc.	6,925,340
1,034,350	MillerKnoll, Inc.	35,747,136
45,160	Parker-Hannifin Corp.	12,814,602
551,385	Westinghouse Air Brake Technologies Corp.	53,026,695
		180,600,763
Information Technology - 10.3%
792,367	Amdocs, Ltd.	65,140,491
129,720	NetApp, Inc.	10,766,760
2,184,310	NortonLifeLock, Inc.	57,927,901
		133,835,152
Materials - 0.7%
74,155	PPG Industries, Inc.	9,719,496
Total Common Stocks (Cost $1,129,589,849)		1,252,135,260

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
41,415,940	First American Government Obligations Fund - Class Z, 0.15%#	41,415,940
Total Short-Term Investments (Cost $41,415,940)		41,415,940
Total Investments - 99.6% (Cost $1,171,005,789)		1,293,551,200
Other Assets in Excess of Liabilities - 0.4%		5,418,408
NET ASSETS - 100.0%		$1,298,969,608

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.